Prospectus Supplement                                              88785 12/02
dated December 30, 2002 to:
------------------------------------------------------------------------------

PUTNAM SMALL CAP VALUE FUND

Class A Prospectus dated June 30, 2002

Under the heading "Performance Information," the paragraph under the bar chart is replaced with the following:

Performance figures in the bar chart do not reflect the impact of sales charges. If they did, performance would be less than that shown. Year-to-date performance through 9/30/02 was -19.71%. During the periods shown in the bar chart, the highest return for a quarter was 18.85% (quarter ending 12/31/01) and the lowest return for a quarter was -14.06% (quarter ending 9/30/01).

The footnote under the section "Fees and Expenses - Annual Fund
Operating Expenses?" is replaced with the following:

* The deferred sales charge is applicable only to a plan that redeems 90% or more of its cumulative purchases within two years of its initial purchase, and only if Putnam Retail Management paid a commission on the plan's purchases, unless otherwise agreed with Putnam Retail Management.

The second paragraph under the heading "Who manages the fund?" is replaced with the following:

Putnam Management's investment professionals are organized into investment management teams, with a particular team dedicated to a specific asset class. The members of the Small and Midcap Value Team are responsible for the day-to-day management of the fund. The names of all team members can be found at www.putnaminvestments.com.

The following team members coordinate the team's management of the fund's portfolio. Their experience as investment professionals over at least the last five years is shown.

PUTNAM INVESTMENTS

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------------------------------------------------------------------------
Portfolio leader        Since   Experience
------------------------------------------------------------------------
Edward T.Shadek Jr.     1999    1997 - Present       Putnam Management
------------------------------------------------------------------------
Portfolio member        Since   Experience
------------------------------------------------------------------------
Eric N.Harthun          2002    2000 - Present       Putnam Management
                                Prior to March 2000  Boston Partners
                                                     Asset Management
------------------------------------------------------------------------

The section entitled "Eligible retirement plans?" under the section "How do I buy funds shares?" is replaced with the following:

Eligible retirement plans. An employer-sponsored retirement plan is eligible to purchase class A shares without an initial sales charge through this prospectus if it invests at least $1 million in class A shares. A deferred sales charge of up to 0.75% may apply if the plan redeems 90% or more of its cumulative purchases within two years of the plan's initial purchase of class A shares and if Putnam Retail Management paid a commission on the plan's purchase,unless the dealer of record has made other arrangements with Putnam Retail Management.


Prospectus Supplement                                              88786 12/02
dated December 30, 2002 to:
------------------------------------------------------------------------------

PUTNAM SMALL CAP VALUE FUND

Class Y Prospectus dated June 30, 2002

Under the heading "Performance Information," the paragraph under the bar chart is replaced with the following:

Year-to-date performance through 9/30/02 was -19.53%. During the periods shown in the bar chart, the highest return for a quarter was 18.90% (quarter ending 12/31/01) and the lowest return for a quarter was -14.04% (quarter ending 9/30/01).

The second paragraph under the heading "Who manages the fund?" is replaced with the following:

Putnam Management's investment professionals are organized into investment management teams, with a particular team dedicated to a specific asset class. The members of the Small and Midcap Value Team are responsible for the day-to-day management of the fund. The names of all team members can be found at www.putnaminvestments.com.

The following team members coordinate the team's management of the fund's portfolio. Their experience as investment professionals over at least the last five years is shown.

------------------------------------------------------------------------
Portfolio leader        Since   Experience
------------------------------------------------------------------------
Edward T.Shadek Jr.     1999    1997 - Present       Putnam Management
------------------------------------------------------------------------
Portfolio member        Since   Experience
------------------------------------------------------------------------
Eric N.Harthun          2002    2000 - Present       Putnam Management
                                Prior to March 2000  Boston Partners
                                                     Asset Management
------------------------------------------------------------------------


PUTNAM INVESTMENTS

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